Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	699,232,545.12	33,114
Yield Supplement Overcollateralization Amount 09/30/19	34,879,822.54	0
Receivables Balance 09/30/19	734,112,367.66	33,114
Principal Payments	23,906,853.74	814
Defaulted Receivables	932,316.06	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	33,244,621.95	0
Pool Balance at 10/31/19	676,028,575.91	32,262

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.65%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,322,223.67	155
Past Due 61-90 days	818,494.51	42
Past Due 91-120 days	350,207.65	14
Past Due 121+ days	0.00	0
Total	4,490,925.83	211

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	553,081.39
Aggregate Net Losses/(Gains) - October 2019	379,234.67
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.62%
Prior Net Losses Ratio	0.80%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	0.25%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	7,774,328.62
Actual Overcollateralization	7,774,328.62
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	56.86

Flow of Funds	$ Amount

Collections	26,943,707.67
Investment Earnings on Cash Accounts	3,270.22
Servicing Fee	(611,760.31)
Transfer to Collection Account	-
Available Funds	26,335,217.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,424,664.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,712,794.94
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,774,328.62
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,882,647.99

Total Distributions of Available Funds	26,335,217.58

Servicing Fee	611,760.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 10/15/19	691,191,370.85
Principal Paid	22,937,123.56
Note Balance @ 11/15/19	668,254,247.29

Class A-1
Note Balance @ 10/15/19	34,141,370.85
Principal Paid	22,937,123.56
Note Balance @ 11/15/19	11,204,247.29
Note Factor @ 11/15/19	6.5521914%

Class A-2
Note Balance @ 10/15/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	268,940,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-3
Note Balance @ 10/15/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	268,940,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-4
Note Balance @ 10/15/19	81,820,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	81,820,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	24,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	24,900,000.00
Note Factor @ 11/15/19	100.0000000%

Class C
Note Balance @ 10/15/19	12,450,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	12,450,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,515,446.03
Total Principal Paid	22,937,123.56
Total Paid	24,452,569.59

Class A-1
Coupon	2.54330%
Interest Paid	74,771.78
Principal Paid	22,937,123.56
Total Paid to A-1 Holders	23,011,895.34

Class A-2
Coupon	2.63000%
Interest Paid	589,426.83
Principal Paid	0.00
Total Paid to A-2 Holders	589,426.83

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8301383
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7001673
Total Distribution Amount	29.5303056

A-1 Interest Distribution Amount	0.4372619
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.1352255
Total A-1 Distribution Amount	134.5724874

A-2 Interest Distribution Amount	2.1916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1916667

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	118.27
Noteholders' Third Priority Principal Distributable Amount	542.79
Noteholders' Principal Distributable Amount	338.94

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	2,075,325.29
Investment Earnings	3,265.98
Investment Earnings Paid	(3,265.98)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29